Counterpoint Tactical Municipal Fund
COUNTERPOINT TACTICAL MUNICIPAL FUND – FUND SUMMARY
Investment Objective:
The Counterpoint Tactical Municipal Fund (the “Fund”) seeks tax-free income and capital preservation.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 9 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Counterpoint Tactical Municipal Fund	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	4.50%	none	none
Maximum Deferred Sales Charge (Load)	none	none	none
Redemption Fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Counterpoint Tactical Municipal Fund		Class A	Class C	Class I
Management Fees		0.70%	0.70%	0.70%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses	[1]	0.41%	0.41%	0.41%
Acquired Fund Fees and Expenses	[1],[2]	0.60%	0.60%	0.60%
Total Annual Fund Operating Expenses		1.96%	2.71%	1.71%
Fee Waiver and Expense Reimbursement	[3]	(0.11%)	(0.11%)	(0.11%)
Total Annual Fund Operating Expenses After Fee Waiver		1.85%	2.60%	1.60%
[1]	Based on estimated amounts for the current fiscal year.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange traded funds ("ETFs").
[3]	The Fund's adviser, Counterpoint Mutual Funds, LLC (the "Adviser"), has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until January 31, 2020 to ensure that Total Annual Fund Operating Expenses After Fee Waiver (but does not include: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iii) borrowing costs (such as interest and dividend expense on securities sold short); (iv) taxes; and (v) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser)) does not exceed 1.25%, 2.00% and 1.00% of average daily net assets attributable to Class A, Class C, and Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within the three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment. These agreements may be terminated only by the Board of Trustees, on 60 days' written notice to the Adviser.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The numbers reflected herein include the expense caps through the expiration date of the current expense limitation agreement, January 31, 2020, and not thereafter.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example - Counterpoint Tactical Municipal Fund - USD ($)	1 Year	3 Years
Class A	629	1,027
Class C	263	831
Class I	163	528

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies:

Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any) in, or derives at least 80% of its income from, municipal bonds. Municipal bonds are securities exempt from regular federal income tax and generally issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities. The Fund may indirectly and directly invest in issuers located in U.S. territories, commonwealths, possessions or protectorates. The Adviser uses a proprietary quantitative model that seeks to identify trends in the high-yield municipal bond market.

• The Fund invests in mutual funds, passively and actively managed ETFs, and closed-end funds (collectively, “Bond Funds”) that invest primarily in high-yield municipal bonds when the model indicates the high-yield municipal bond market is stable or trending upwards.

• The Fund invests in Bond Funds that invest primarily in higher quality municipal bonds when the model indicates the high-yield municipal bond market is trending downwards.

By tactically allocating the Fund’s investments, the Adviser seeks to reduce the Fund’s exposure to declines in the high-yield municipal bond market, attempting to limit downside portfolio volatility. To hedge against or replicate interest rate exposure, the Fund may also invest in U.S. treasury futures.

The Fund may also invest in municipal securities directly, and may invest, without limitation, in securities, the income from which may subject you to the federal alternative minimum tax. The Fund may invest in debt securities of any credit quality or maturity. The Fund is not constrained in the range of maturities or geographical diversification it may assume from acquired fund holdings. The Fund may invest up to 100% of its assets in below investment grade securities.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value (“NAV”) and performance.

• Credit Risk. The risk that the Fund could lose money if the issuer or guarantor of a fixed income security is unwilling or unable to make timely payments to meet its contractual obligations.

• Fixed Income Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities or derivatives owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the bond investments held by the Fund. As a result, for the present, interest rate risk may be heightened.

• Futures Risk. The Fund’s use of futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) leverage risk, (ii) risk of mispricing or improper valuation, and (iii) the risk that changes in the value of the futures contract may not correlate perfectly with the value of the Bond Funds they are intended to hedge or replicate. Investments in futures involve leverage, which means a small percentage of assets invested in futures can have a disproportionately large impact on the Fund. This risk could cause the Fund to lose more than the principal amount invested.

• High-Yield Risk. The fixed income securities held by the Fund that are rated below investment grade are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on public perception of the issuer. Such securities are generally considered speculative because they present a greater risk of loss, including default, than higher quality fixed income securities.

• Investment Companies Risk. When the Fund invests in other investment companies, it will bear additional expenses based on its proportionate share of the other investment company’s operating expenses, including the potential duplication of management fees. The risk of owning an investment company generally reflects the risk of owning the underlying investments the investment company holds. The Fund also will incur brokerage costs when it purchases and sells investment companies. In addition, ETFs and exchanged-traded closed-end fund shares may be subject to the following risks that do not apply to conventional mutual funds: (i) the market price of shares may trade above or below their NAV, (ii) an active trading market for shares may not develop or be maintained; or (iii) trading of shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

• Limited History of Operations. The Fund is a new mutual fund and has a limited history of operations for investors to evaluate. Investors bear the risk that the Fund may not be able to implement its investment strategies or attract sufficient assets.

• Management Risk. The Adviser’s reliance on its strategy and judgments about the attractiveness, value and potential appreciation of particular securities and the tactical allocation among the Fund’s investments may prove to be incorrect and may not produce the desired results.

• Market Risk. Overall equity and fixed income securities market risks affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets.

• Model Risk. Like all quantitative analysis, the Adviser’s investment model carries a risk that the mathematical model used might be based on one or more incorrect assumptions. Rapidly changing and unforeseen market dynamics could also lead to a decrease in short term effectiveness of the adviser’s algorithmic model. No assurance can be given that the fund will be successful under all or any market conditions.

• Municipal Bond Risk. The underlying funds in which the Fund may invest may be affected significantly by the economic, regulatory or political developments affecting the municipality that issued the debt. There is no guarantee that a municipality will pay interest or repay principal.

Performance:

Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.counterpointmutualfunds.com or by calling 1-844-273-8637.